Related party transactions - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Salaries and employee benefits	$ 4,587	$ 3,817
Post-employment retirement benefits	102	65
Termination benefits	1,039	0
Share-based compensation	1,557	2,622
Key management personnel compensation	$ 7,285	$ 6,504